VIRTUS HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—90.4%
Advertising—0.3%
Clear Channel Outdoor Holdings, Inc. 144A 7.750%, 4/15/28(1)	$ 185	$ 134
Aerospace & Defense—0.9%
Triumph Group, Inc. 144A 8.875%, 6/1/24(1)	389	392
Airlines—1.3%
American Airlines, Inc. 144A 11.750%, 7/15/25(1)	305	316
Delta Air Lines, Inc. 7.375%, 1/15/26	265	264
		580

Auto Components—3.0%
American Axle & Manufacturing, Inc. 6.500%, 4/1/27	305	270
Clarios Global LP 144A 8.500%, 5/15/27(1)	335	324
Goodyear Tire & Rubber Co. (The)
9.500%, 5/31/25	430	445
5.250%, 7/15/31	145	116
Tenneco, Inc. 144A 7.875%, 1/15/29(1)	150	145
		1,300

Auto Manufacturers—1.2%
Ford Motor Co. 9.625%, 4/22/30	475	530
Building Materials—1.8%
Builders FirstSource, Inc. 144A 6.375%, 6/15/32(1)	170	152
Griffon Corp. 5.750%, 3/1/28	140	127
Koppers, Inc. 144A 6.000%, 2/15/25(1)	250	232
Summit Materials LLC 144A 5.250%, 1/15/29(1)	285	249
		760

Chemicals—2.0%
Chemours Co. (The) 144A 5.750%, 11/15/28(1)	360	307
Tronox, Inc. 144A 4.625%, 3/15/29(1)	375	302
WR Grace Holdings LLC 144A 5.625%, 8/15/29(1)	325	239
		848

Commercial Services—4.4%
ADT Security Corp. (The) 144A 4.125%, 8/1/29(1)	245	199
	Par Value	Value

Commercial Services—continued
Avis Budget Car Rental LLC 144A 5.375%, 3/1/29(1)	$ 370	$ 308
Deluxe Corp. 144A 8.000%, 6/1/29(1)	380	310
Herc Holdings, Inc. 144A 5.500%, 7/15/27(1)	240	219
Hertz Corp. (The) 144A 5.000%, 12/1/29(1)	330	254
NESCO Holdings II, Inc. 144A 5.500%, 4/15/29(1)	365	305
United Rentals North America, Inc. 5.250%, 1/15/30	315	292
		1,887

Computers—1.3%
Condor Merger Sub, Inc. 144A 7.375%, 2/15/30(1)	320	260
NCR Corp.
144A 5.125%, 4/15/29(1)	250	212
144A 6.125%, 9/1/29(1)	125	108
		580

Containers & Packaging—2.3%
Berry Global, Inc. 144A 5.625%, 7/15/27(1)	350	335
Owens-Brockway Glass Container, Inc. 144A 6.625%, 5/13/27(1)	360	336
Trivium Packaging Finance B.V. 144A 8.500%, 8/15/27(1)	350	328
		999

Cosmetics & Personal Care—0.8%
Coty, Inc. 144A 6.500%, 4/15/26(1)	350	323
Diversified Financial Services—2.9%
Nationstar Mortgage Holdings, Inc.
144A 5.500%, 8/15/28(1)	295	237
144A 5.750%, 11/15/31(1)	170	130
Navient Corp.
6.750%, 6/15/26	395	349
4.875%, 3/15/28	165	129
OneMain Finance Corp. 6.625%, 1/15/28	440	393
		1,238

Electronic Equipment, Instruments & Components—1.0%
WESCO Distribution, Inc. 144A 7.250%, 6/15/28(1)	445	440
	Par Value	Value

Electronics—0.7%
II-VI, Inc. 144A 5.000%, 12/15/29(1)	$ 365	$ 318
Entertainment—6.2%
Caesars Entertainment, Inc. 144A 8.125%, 7/1/27(1)	895	865
CDI Escrow Issuer, Inc. 144A 5.750%, 4/1/30(1)	240	218
Cedar Fair LP 5.375%, 4/15/27	230	218
International Game Technology plc 144A 6.250%, 1/15/27(1)	300	292
Lions Gate Capital Holdings LLC 144A 5.500%, 4/15/29(1)	370	289
Live Nation Entertainment, Inc. 144A 4.750%, 10/15/27(1)	480	425
SeaWorld Parks & Entertainment, Inc. 144A 5.250%, 8/15/29(1)	405	343
		2,650

Environmental Services—0.8%
GFL Environmental, Inc. 144A 4.750%, 6/15/29(1)	395	327
Equity Real Estate Investment Trusts (REITs)—2.6%
Iron Mountain, Inc. 144A 5.250%, 7/15/30(1)	390	339
Park Intermediate Holdings LLC
144A 5.875%, 10/1/28(1)	240	219
144A 4.875%, 5/15/29(1)	340	292
Service Properties Trust 7.500%, 9/15/25	285	261
		1,111

Food & Beverage—3.6%
Performance Food Group, Inc. 144A 5.500%, 10/15/27(1)	300	278
Post Holdings, Inc. 144A 5.500%, 12/15/29(1)	495	443
Simmons Foods, Inc. 144A 4.625%, 3/1/29(1)	360	304
US Foods, Inc.
144A 6.250%, 4/15/25(1)	235	234
144A 4.750%, 2/15/29(1)	325	284
		1,543

Food Service—0.8%
Aramark Services, Inc. 144A 5.000%, 2/1/28(1)	375	340
See Notes to Schedule of Investments

VIRTUS HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Healthcare-Products—0.7%
Medline Borrower LP 144A 5.250%, 10/1/29(1)	$ 390	$ 320
Healthcare-Services—3.0%
Centene Corp. 4.625%, 12/15/29	230	215
Community Health Systems, Inc. 144A 6.000%, 1/15/29(1)	255	211
Select Medical Corp. 144A 6.250%, 8/15/26(1)	345	322
Tenet Healthcare Corp.
144A 6.125%, 10/1/28(1)	510	436
144A 6.125%, 6/15/30(1)	115	106
		1,290

Home Builders—1.3%
Picasso Finance Sub, Inc. 144A 6.125%, 6/15/25(1)	360	351
Taylor Morrison Communities, Inc. 144A 5.750%, 1/15/28(1)	225	202
		553

Internet—2.3%
Match Group Holdings II LLC 144A 5.000%, 12/15/27(1)	365	338
Uber Technologies, Inc.
144A 7.500%, 9/15/27(1)	445	431
144A 6.250%, 1/15/28(1)	230	213
		982

Investment Companies—0.7%
Compass Group Diversified Holdings LLC 144A 5.250%, 4/15/29(1)	390	322
Iron & Steel—1.0%
Cleveland-Cliffs, Inc.
5.875%, 6/1/27	200	187
144A 6.750%, 3/15/26(1)	225	223
		410

Leisure Time—3.2%
Carnival Corp. 144A 10.500%, 2/1/26(1)	440	438
NCL Corp., Ltd. 144A 7.750%, 2/15/29(1)	310	237
Royal Caribbean Cruises Ltd.
144A 11.500%, 6/1/25(1)	589	605
144A 5.500%, 4/1/28(1)	130	91
		1,371

Lodging—1.3%
Hilton Domestic Operating Co., Inc. 4.875%, 1/15/30	115	104
	Par Value	Value

Lodging—continued
Hilton Grand Vacations Borrower Escrow LLC 144A 5.000%, 6/1/29(1)	$ 310	$ 251
MGM Resorts International 4.750%, 10/15/28	245	206
		561

Machinery-Construction & Mining—0.6%
Terex Corp. 144A 5.000%, 5/15/29(1)	325	276
Media—8.3%
CCO Holdings LLC
4.500%, 5/1/32	265	215
144A 5.375%, 6/1/29(1)	500	447
CSC Holdings LLC 144A 7.500%, 4/1/28(1)	420	351
DirecTV Financing LLC 144A 5.875%, 8/15/27(1)	400	341
DISH DBS Corp. 7.375%, 7/1/28	430	292
Gray Escrow II, Inc. 144A 5.375%, 11/15/31(1)	245	196
Gray Television, Inc.
144A 7.000%, 5/15/27(1)	335	322
144A 4.750%, 10/15/30(1)	245	192
iHeartCommunications, Inc. 8.375%, 5/1/27	275	219
Nexstar Media, Inc. 144A 5.625%, 7/15/27(1)	360	329
Scripps Escrow II, Inc. 144A 5.375%, 1/15/31(1)	450	359
Virgin Media Secured Finance plc 144A 5.500%, 5/15/29(1)	365	326
		3,589

Mining—0.7%
Hudbay Minerals, Inc. 144A 6.125%, 4/1/29(1)	385	312
Oil, Gas & Consumable Fuels—9.7%
Antero Resources Corp.
144A 7.625%, 2/1/29(1)	324	330
144A 5.375%, 3/1/30(1)	175	160
Callon Petroleum Co. 144A 8.000%, 8/1/28(1)	440	423
CITGO Petroleum Corp. 144A 6.375%, 6/15/26(1)	355	328
CNX Resources Corp. 144A 7.250%, 3/14/27(1)	275	269
Comstock Resources, Inc. 144A 6.750%, 3/1/29(1)	475	425
Occidental Petroleum Corp.
8.875%, 7/15/30	150	172
6.625%, 9/1/30	380	391
	Par Value	Value

Oil, Gas & Consumable Fuels—continued
Range Resources Corp. 144A 4.750%, 2/15/30(1)	$ 305	$ 273
SM Energy Co. 6.500%, 7/15/28	360	331
Southwestern Energy Co. 5.375%, 3/15/30	325	299
Sunoco LP 5.875%, 3/15/28	235	214
USA Compression Partners LP 6.875%, 9/1/27	355	315
Weatherford International Ltd. 144A 8.625%, 4/30/30(1)	325	270
		4,200

Paper & Forest Products—0.7%
Mercer International, Inc. 5.125%, 2/1/29	370	316
Pharmaceuticals—4.2%
Bausch Health Americas, Inc. 144A 8.500%, 1/31/27(1)	500	351
Bausch Health Cos., Inc. 144A 7.250%, 5/30/29(1)	365	198
Horizon Therapeutics USA, Inc. 144A 5.500%, 8/1/27(1)	325	313
Jazz Securities DAC 144A 4.375%, 1/15/29(1)	345	307
Organon & Co. 144A 5.125%, 4/30/31(1)	405	350
Prestige Brands, Inc. 144A 5.125%, 1/15/28(1)	295	274
		1,793

Pipelines—3.7%
Antero Midstream Partners LP 144A 5.375%, 6/15/29(1)	325	291
Crestwood Midstream Partners LP 144A 6.000%, 2/1/29(1)	395	345
EQM Midstream Partners LP
144A 6.500%, 7/1/27(1)	110	102
144A 7.500%, 6/1/30(1)	330	317
NGL Energy Operating LLC 144A 7.500%, 2/1/26(1)	405	365
NuStar Logistics LP 6.375%, 10/1/30	205	178
		1,598

Real Estate—0.7%
Kennedy-Wilson, Inc. 5.000%, 3/1/31	370	287
See Notes to Schedule of Investments

VIRTUS HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
	Par Value	Value

Retail—2.4%
Asbury Automotive Group, Inc.
144A 4.625%, 11/15/29(1)	$ 170	$ 140
144A 5.000%, 2/15/32(1)	170	139
Bath & Body Works, Inc. 144A 6.625%, 10/1/30(1)	295	255
Macy’s Retail Holdings LLC
144A 5.875%, 3/15/30(1)	150	126
144A 6.125%, 3/15/32(1)	135	113
New Red Finance, Inc. 144A 4.000%, 10/15/30(1)	345	277
		1,050

Semiconductors—1.5%
Amkor Technology, Inc. 144A 6.625%, 9/15/27(1)	445	421
Entegris Escrow Corp. 144A 5.950%, 6/15/30(1)	240	228
		649

Software—1.9%
Clarivate Science Holdings Corp. 144A 4.875%, 7/1/29(1)	340	279
Consensus Cloud Solutions, Inc. 144A 6.500%, 10/15/28(1)	305	252
SS&C Technologies, Inc. 144A 5.500%, 9/30/27(1)	320	298
		829

Telecommunications—3.5%
Frontier Communications Holdings LLC
144A 5.000%, 5/1/28(1)	300	255
144A 6.000%, 1/15/30(1)	240	185
144A 8.750%, 5/15/30(1)	225	227
Hughes Satellite Systems Corp. 6.625%, 8/1/26	365	324
LogMeIn, Inc. 144A 5.500%, 9/1/27(1)	300	209
Lumen Technologies, Inc. 144A 5.375%, 6/15/29(1)	380	301
		1,501

Transportation—1.1%
Fortress Transportation & Infrastructure Investors LLC
144A 9.750%, 8/1/27(1)	325	318
144A 5.500%, 5/1/28(1)	170	140
		458

Total Corporate Bonds and Notes (Identified Cost $44,471)		38,967

	Shares	Value
Preferred Stock—4.4%
Entertainment—4.4%
LiveStyle, Inc. Series B (2)(3)(4)(5)(6)	18,941	$ 1,888
Total Preferred Stock (Identified Cost $1,857)		1,888

Common Stocks—1.4%
Banks—1.2%
CCF Holdings LLC Class M(4)(5)	293,320	82
CCF Holdings LLC(4)(5)	1,570,753	440
		522

Consumer Finance—0.2%
Erickson, Inc.(4)(5)	2,675	53
Entertainment—0.0%
LiveStyle, Inc. (2)(3)(4)(5)(6)	67,983	—(7)
Total Common Stocks (Identified Cost $4,945)		575

Warrants—0.1%
Banks—0.1%
CCF Holdings LLC(4)(5)	485,227	53
Media—0.0%
Affinion Group Holdings(4)(5)(6)	3,898	—
Total Warrants (Identified Cost $770)		53

Total Long-Term Investments—96.3% (Identified Cost $52,043)		41,483

Short-Term Investment—1.5%
Money Market Mutual Fund—1.5%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 1.316%)	663,704	664
Total Short-Term Investment (Identified Cost $664)		664

TOTAL INVESTMENTS—97.8% (Identified Cost $52,707)		$42,147
Other assets and liabilities, net—2.2%		954
NET ASSETS—100.0%		$43,101

Abbreviations:
EV	Enterprise Value
LLC	Limited Liability Company
LP	Limited Partnership
REIT	Real Estate Investment Trust
Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, these securities amounted to a value of $31,308 or 72.6% of net assets.
(2)	A member of the Fund’s portfolio management team is a member of the board of directors of LiveStyle, Inc. The Fund’s aggregate value of investments in LiveStyle, Inc. represents 4.38% of net assets.
(3)	Affiliated Investment.
(4)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(5)	Non-income producing.
(6)	All or a portion of the security is restricted.
(7)	Amount is less than $500.

Country Weightings†
United States	90%
Canada	3
Liberia	2
United Kingdom	1
Bermuda	1
Panama	1
Netherlands	1
Other	1
Total	100%
† % of total investments as of June 30, 2022.
See Notes to Schedule of Investments

VIRTUS HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of June 30, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$38,967	$—	$38,967	$—
Equity Securities:
Common Stocks	575	—	—	575
Preferred Stock	1,888	—	—	1,888
Warrants	53	—	—	53(1)
Money Market Mutual Fund	664	664	—	—
Total Investments	$42,147	$664	$38,967	$2,516

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at June 30, 2022.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Common Stocks	Preferred Stocks	Warrants
Investments in Securities
Balance as of September 30, 2021:	$ 3,539	$ 1,417	$ 1,894	$ 228(a)
Net realized gain (loss)	—(b)	—	—	—(b)
Net change in unrealized appreciation (depreciation)(c)	(1,023)	(842)	(6)	(175)
Sales	—(b)	—	—	—(b)
Balance as of June 30, 2022	$ 2,516	$ 575	$ 1,888	$ 53(a)
(a) Includes internally fair valued security currently priced at zero ($0).
(b) Amount is less than $500.
(c) The net change in unrealized appreciation (depreciation) on investments still held at June 30, 2022, was $(1,023).
See Notes to Schedule of Investments

VIRTUS HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022
($ reported in thousands)
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at June 30, 2022:
Investments in Securities – Assets	Ending Balance at June 30, 2022	Valuation Technique Used	Unobservable Inputs	Input Values
Preferred Stock:
LiveStyle, Inc. Series B	$1,888	Market and Company Comparables	EV Multiples	1.37x (0.24x - 2.80x)
			Illiquidity Discount	-75% - 30%

Common Stocks:
CCF Holdings LLC	$440	Market and Company Comparables	EV Multiples	1.05x (0.60x - 1.49x)
				0.60x (0.37x - 0.82x)
			Illiquidity Discount	20%

CCF Holdings LLC Class M	$82	Market and Company Comparables	EV Multiples	1.05x (0.60x - 1.49x)
				0.60x (0.37x - 0.82x)
			Illiquidity Discount	20%

Erickson, Inc.	$53	Market and Company Comparables	EV Multiples	1.10x (0.64x - 2.41x)
				10.56x (8.45x - 11.95x)
				0.84x (0.45x - 1.45x)
			M&A Transaction Multiples	0.96x (0.41x - 1.96x)
			Illiquidity Discount	20%

LiveStyle, Inc.	$—(1)	Market and Company Comparables	EV Multiples	1.37x (0.24x - 2.80x)
			Illiquidity Discount	-75% - 30%

Warrants:
CCF Holdings LLC	$53	Market and Company Comparables	EV Multiples	1.05x (0.60x - 1.49x)
				0.60x (0.37x - 0.82x)
			Illiquidity Discount	20%
		Black-Scholes Model	Volatility	51.03%

}(1) Amount is less than $500.
See Notes to Schedule of Investments

VIRTUS High Yield Bond Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
    Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
    Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Note 2. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the schedule of investments will be available for issuance, and has determined that the following subsequent events require recognition or disclosure in this Schedule of Investments:
Effective July 25, 2022, Seix Investment Advisors, a division of Virtus Fixed Income Advisers LLC and an affiliate of Virtus Investment Advisers, Inc., replaced AllianzGI U.S. as subadviser of the Virtus High Yield Bond Fund. Effective July 25, 2022, the Virtus High Yield Fund was renamed the Virtus Seix High Yield Income Fund.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.